Inventories (Details Narrative) (10-K) - USD ($)	Jun. 30, 2019	Jun. 30, 2018
Inventory, finished goods, net of reserves	$ 1,050,000	$ 372,000
Held at Consignment [Member]
Inventory, finished goods, net of reserves	$ 19,000	$ 14,000